AllianceBernstein Concentrated Growth Fund
ALLIANCEBERNSTEIN CONCENTRATED GROWTH FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is to earn capital gains.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 45 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 112 of the Funds’ SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Concentrated Growth Fund	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Concentrated Growth Fund		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Fee Waiver		(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.16%	0.37%	0.13%	0.06%	0.05%	0.02%	0.02%
Other Expenses		1.17%	1.17%	1.13%	1.23%	1.28%	0.93%	1.23%
Total Other Expenses	[2]	1.33%	1.54%	1.26%	1.29%	1.33%	0.95%	1.25%
Total Annual Fund Operating Expenses		2.38%	3.34%	2.06%	2.59%	2.38%	1.75%	2.05%
Fee Waiver and/or Expense Reimbursement	[3]	(1.14%)	(1.35%)	(1.07%)	(1.10%)	(1.14%)	(0.76%)	(1.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	0.99%	1.49%	1.24%	0.99%	0.99%
[1]	The Management Fee is 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to waive .20% of the Management Fee until March 1, 2016. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.
[2]	Total other expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2016 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. The expense limitation agreement may be terminated after March 1, 2016 upon 60 days' prior notice by the Adviser.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Concentrated Growth Fund (USD $)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	546	302	[1]	101	152	126	101	101
After 3 Years	1,031	902		542	701	633	477	540
After 5 Years	1,542	1,625		1,010	1,277	1,167	878	1,006
After 10 Years	2,942	3,540		2,304	2,843	2,629	1,999	2,295
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund’s investment objective of capital gains (i.e., growth in the value of the Fund’s shares) by investing primarily in common stocks of listed U.S. companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. The Fund primarily invests in large-market capitalization companies, which the Adviser defines as companies that have market capitalizations of $5 billion or more (“large-cap”).

The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non-diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended (the “Code”)).

Although the Fund primarily invests in large-cap stocks, it may also invest in the stocks of mid-capitalization companies, which the Adviser defines, with respect to the Fund, as companies that have market capitalizations of $2 billion to $5 billion (“mid-cap”). Mid-cap stocks may be more volatile and less liquid than large-cap stocks.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.
  NON-DIVERSIFICATION RISK: The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals-- U.S.” then “Products & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

The information shown below reflects the historical performance of the W.P. Stewart & Co. Growth Fund and that fund’s predecessor (together the “Predecessor Fund”). Effective as of the close of business on February 28, 2014 the W.P. Stewart & Co. Growth Fund was reorganized into Advisor Class shares of the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies and the same portfolio management team.
BAR CHART
The annual returns in the bar chart are for the Predecessor Fund’s shares, which were reorganized into Advisor Class shares of the Fund on February 28, 2014, and do not reflect sales loads. Through September 30, 2014, the year-to-date unannualized return for Advisor Class shares was 5.66%.

During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 17.10%, 1ST QUARTER, 2012; AND WORST QUARTER WAS DOWN -20.33%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Average Annual Total Returns AllianceBernstein Concentrated Growth Fund		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1][2]	36.10%	18.64%	7.82%	Feb. 28, 2014
CLASS A Return After Taxes on Distributions	[1][2]	36.10%	18.63%	7.17%	Feb. 28, 2014
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	20.43%	15.20%	6.38%	Feb. 28, 2014
CLASS C	[1]	35.09%	17.76%	7.01%	Feb. 28, 2014
ADVISOR CLASS		36.44%	18.94%	8.09%
CLASS R	[1]	35.76%	18.34%	7.57%	Feb. 28, 2014
CLASS K	[1]	36.10%	18.64%	7.82%	Feb. 28, 2014
CLASS I	[1]	36.44%	18.94%	8.09%	Feb. 28, 2014
CLASS Z	[1]	36.44%	18.94%	8.09%	Feb. 28, 2014
S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)	[1]	32.39%	17.94%	7.41%
[1]	Inception date for Class A, Class C, Class R, Class K, Class I and Class Z shares: 2/28/14. Performance information for periods prior to the inception of Class A, Class C, Class R, Class K, Class I and Class Z shares is the performance of the Fund's Advisor Class shares and is adjusted to reflect the respective expense ratios of the Class A, Class C, Class R, Class K, Class I and Class Z shares.
[2]	After-tax returns: -Are shown for Advisor Class shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.